UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21574
Eaton Vance Floating Rate Income Trust
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2004

Item 1. Schedule of Investments

Eaton Vance Floating-Rate Income Trust	as of August 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 76.7% (1)

Principal Amount	Borrower/Tranche Description	Value

Advertising — 0.4%
	Adams Outdoor Advertising, L.P.
2,000,000	Term Loan, Maturing October 15, 2011 (1)	2,024,166
	Lamar Media Corp.
1,000,000	Term Loan, Maturing June 30, 2010	1,010,000
		$3,034,166

Aerospace and Defense — 1.2%
	ARINC, Inc.
2,992,500	Term Loan, Maturing March 10, 2010	3,037,387
	DRS Technologies, Inc.
3,844,814	Term Loan, Maturing November 4, 2010	3,880,859
	Standard Aero Holdings, Inc.
844,848	Term Loan, Maturing August 24, 2012	844,848
	Transdigm, Inc.
995,006	Term Loan, Maturing July 22, 2010	1,010,243
		$8,773,337

Auto Components — 7.3%
	Dayco Products, LLC
1,550,000	Term Loan, Maturing June 23, 2011	1,575,673
	Exide Technologies
1,000,000	Term Loan, Maturing May 5, 2010	1,004,375
1,000,000	Term Loan, Maturing May 5, 2010	1,005,000
	Federal-Mogul Corp.
2,852,861	Revolving Loan, Maturing December 31, 2004	2,654,944
2,000,000	Term Loan, Maturing February 24, 2005	1,869,376
563,750	Term Loan, Maturing February 24, 2005	567,978
4,366,382	Revolving Loan, Maturing February 24, 2005	4,355,466
	Gleason Corp.
585,000	Term Loan, Maturing July 27, 2011	592,312

1,000,000	Term Loan, Maturing January 31, 2012	1,010,000
	HLI Operating Co., Inc.
1,345,781	Term Loan, Maturing June 3, 2009	1,373,537
	Key Automotive Group
3,750,000	Term Loan, Maturing June 29, 2010	3,796,875
	Metaldyne, Inc.
6,271,519	Term Loan, Maturing December 31, 2009	6,288,502
	Plastech Engineered Products, Inc.
1,000,000	Term Loan, Maturing March 31, 2010	1,015,000
	R.J. Tower Corp.
2,000,000	Term Loan, Maturing January 29, 2010	2,042,500
	The Goodyear Tire & Rubber Co.
5,500,000	Term Loan, Maturing March 31, 2006	5,572,187
2,000,000	Term Loan, Maturing September 30, 2007	2,023,750
	TI Automotive, Ltd.
9,000,000	Term Loan, Maturing June 30, 2011	9,030,942
	TRW Automotive, Inc.
3,990,000	Term Loan, Maturing February 28, 2011	4,062,319
	United Components, Inc.
1,870,000	Term Loan, Maturing June 30, 2010	1,896,881
		$51,737,617

Broadcast Media — 2.8%
	CanWest Media, Inc.
3,004,375	Term Loan, Maturing August 15, 2009	3,043,807
	Cumulus Media, Inc.
1,100,000	Term Loan, Maturing March 28, 2009	1,107,562
3,300,000	Term Loan, Maturing March 28, 2010	3,327,845
	Emmis Operating Co.
2,000,000	Term Loan, Maturing November 10, 2011	2,016,250
	NEP Supershooters, L.P.
1,500,000	Term Loan, Maturing August 3, 2011	1,507,500
	Rainbow National Services, LLC

3,600,000	Term Loan, Maturing March 31, 2012	3,646,800
	Sinclair Television Group, Inc.
1,900,000	Term Loan, Maturing June 30, 2009	1,911,875
3,100,000	Term Loan, Maturing December 31, 2009	3,135,520
		$19,697,159

Cable Television — 3.6%
	Atlantic Broadband Finance, LLC
2,000,000	Term Loan, Maturing February 10, 2011	2,027,500
	Bresnan Communications, LLC
1,884,762	Term Loan, Maturing September 30, 2010	1,912,446
	Canadian Cable Acquisition Company, Inc.
1,000,000	Term Loan, Maturing July 27, 2011	1,009,688
	Charter Communications Operating, LLC
5,000,000	Term Loan, Maturing April 27, 2010	4,884,260
10,500,000	Term Loan, Maturing April 27, 2011	10,376,404
	Insight Midwest Holdings, LLC
1,880,000	Term Loan, Maturing December 31, 2008	1,881,645
995,000	Term Loan, Maturing December 31, 2009	1,010,547
	MCC Iowa, LLC
2,500,000	Term Loan, Maturing March 31, 2010	2,495,702
		$25,598,192

Casinos and Gaming — 0.9%
	Alliance Gaming Corp.
1,819,326	Term Loan, Maturing September 5, 2009	1,843,583
	Marina District Finance Co.
769,717	Term Loan, Maturing December 31, 2007	774,207
3,853,979	Term Loan, Maturing December 31, 2008	3,875,658
		$6,493,448

Chemicals — 5.5%
	Brenntag AG
2,500,000	Term Loan, Maturing February 27, 2012	2,532,812

	Celanese AG
3,104,170	Term Loan, Maturing June 4, 2011	3,146,368
2,000,000	Term Loan, Maturing December 8, 2011	2,042,084
	Hercules, Inc.
3,000,000	Term Loan, Maturing October 8, 2010	3,025,314
	Huntsman International, LLC
921,129	Term Loan, Maturing December 31, 2010	934,946
	Huntsman, LLC
322,380	Term Loan, Maturing March 31, 2007	324,049
2,032,948	Term Loan, Maturing March 31, 2007	2,043,477
	Innophos, Inc.
461,182	Term Loan, Maturing August 13, 2010	464,929
	Kosa B.V.
9,000,000	Term Loan, Maturing April 29, 2010	9,000,000
	Kraton Polymers, LLC
980,834	Term Loan, Maturing December 5, 2008	982,060
	Nalco Co.
2,701,282	Term Loan, Maturing November 4, 2010	2,745,902
	Polymer Group, Inc.
3,914,286	Term Loan, Maturing April 27, 2010	3,942,829
2,500,000	Term Loan, Maturing April 27, 2011	2,509,375
	Ripplewood Phosphorus, LLC
575,000	Term Loan, Maturing July 20, 2011	580,750
	Rockwood Specialties Group, Inc.
3,590,000	Term Loan, Maturing July 30, 2012	3,619,811
	VWR International, Inc.
1,246,000	Term Loan, Maturing April 7, 2011	1,266,092
		$39,160,798

Coal — 0.6%
	Foundation Coal Corp.
2,065,000	Term Loan, Maturing July 30, 2011	2,087,973
	Peabody Energy Corp.
1,975,000	Term Loan, Maturing March 31, 2010	1,998,145
		$4,086,118

Commercial Services — 1.8%
	Acosta Sales Company, Inc.
1,150,000	Term Loan, Maturing August 13, 2010	1,161,500
	Advanstar Communications, Inc.
456,349	Term Loan, Maturing October 11, 2007	459,296
	Corrections Corp. of America
2,363,455	Term Loan, Maturing March 31, 2008	2,404,815
	Environmental Systems Products Holdings, Inc.
1,672,784	Term Loan, Maturing December 12, 2008	1,684,285
	Geo Group
1,051,169	Term Loan, Maturing July 9, 2009	1,062,994
	Pike Electric
3,747,533	Term Loan, Maturing July 1, 2012	3,817,020
	United Rentals, Inc.
334,029	Term Loan, Maturing February 14, 2011	339,179
1,665,971	Term Loan, Maturing February 14, 2011	1,685,338
		$12,614,427

Communications Equipment — 0.7%
	Language Line, LLC
5,000,000	Term Loan, Maturing June 11, 2011	5,053,125
		$5,053,125

Computer Software & Services — 1.0%
	CCC Information Services Group
1,000,000	Term Loan, Maturing August 20, 2010	1,000,000
	Mitchell International, Inc
500,000	Term Loan, Maturing August 13, 2011	503,750
1,250,000	Term Loan, Maturing August 13, 2012	1,250,000
	UGS Corp.
4,000,000	Term Loan, Maturing May 27, 2011	4,030,000
		$6,783,750

Construction Materials — 0.7%
	Formica Corp.
359,910	Term Loan, Maturing June 10, 2010	365,309
879,711	Term Loan, Maturing June 10, 2010	892,906

449,888	Term Loan, Maturing June 10, 2010	456,636
1,310,491	Term Loan, Maturing June 10, 2010	1,330,149
	Ply Gem Industries, Inc.
1,700,000	Term Loan, Maturing February 12, 2011	1,706,907
300,000	Term Loan, Maturing February 12, 2011	301,219
		$5,053,126

Containers and Packaging - Metal and Glass — 1.8%
	BWAY Corp.
6,810,000	Term Loan, Maturing June 30, 2011	6,912,150
	Kranson Industries, Inc.
860,000	Term Loan, Maturing July 30, 2011	869,137
	Owens-Illinois, Inc.
2,000,000	Term Loan, Maturing April 1, 2007	2,023,542
	Silgan Holdings, Inc.
2,727,506	Term Loan, Maturing December 31, 2008	2,756,060
		$12,560,889

Containers and Packaging - Paper — 1.1%
	Graham Packaging Co.
1,497,355	Term Loan, Maturing February 16, 2010	1,508,585
	Graphic Packaging International, Inc.
1,960,101	Term Loan, Maturing August 8, 2009	1,989,502
	Solo Cup Co.
3,989,975	Term Loan, Maturing February 27, 2011	4,035,692
		$7,533,779

Educational Services — 0.4%
	Jostens, Inc.
909,633	Term Loan, Maturing July 15, 2010	923,277
	Knowledge Learning Corp.
1,000,000	Term Loan, Maturing May 15, 2010	1,007,500
	Weekly Reader Corp.
1,000,000	Term Loan, Maturing March 18, 2009	1,000,625
		$2,931,402

Electronic Equipment & Instruments — 1.3%
	Communications & Power Industries, Inc.
1,992,500	Term Loan, Maturing July 23, 2010	2,028,614
	Invensys International Holdings, Ltd.
3,492,730	Term Loan, Maturing September 5, 2009	3,540,755
	SecurityCo, Inc.
1,000,000	Term Loan, Maturing June 28, 2010	1,005,000
3,000,000	Term Loan, Maturing June 28, 2011	3,015,000
		$9,589,369

Entertainment — 2.8%
	Metro-Goldwyn-Mayer Studios, Inc.
12,000,000	Term Loan, Maturing April 26, 2011	12,058,500
	Six Flags Theme Parks, Inc.
4,000,000	Term Loan, Maturing June 30, 2009	4,021,252
	WMG Acquisition Corp.
3,989,975	Term Loan, Maturing February 28, 2011	4,046,976
		$20,126,728

Environmental Services — 0.6%
	Allied Waste Industries, Inc.
714,286	Term Loan, Maturing January 15, 2009	725,179
1,000,000	Term Loan, Maturing January 5, 2010	1,015,625
2,000,000	Term Loan, Maturing July 15, 2010	2,033,076
	Ionics, Inc.
797,144	Term Loan, Maturing February 13, 2011	809,599
		$4,583,479

Financials — 0.6%
	Refco Group Ltd., LLC
4,000,000	Term Loan, Maturing August 5, 2011	3,992,916
		$3,992,916

Food, Beverages and Tobacco — 2.2%
	Constellation Brands, Inc.
3,125,000	Term Loan, Maturing November 30, 2008	3,140,991
	Dr. Pepper/Seven Up Bottling Group, Inc.
3,087,754	Term Loan, Maturing December 19, 2010	3,122,973

	Michael Foods, Inc.
1,000,000	Term Loan, Maturing November 20, 2011	1,029,375
	Pierre Merger Corp.
720,000	Term Loan, Maturing June 30, 2010	725,850
	Reddy Ice Group, Inc.
2,588,750	Term Loan, Maturing July 31, 2009	2,623,807
	Seminis Vegetable Seeds, Inc.
1,282,989	Term Loan, Maturing September 30, 2009	1,302,234
	Southern Wine & Spirits of America, Inc.
1,994,839	Term Loan, Maturing June 28, 2008	2,019,152
	Sunny Delight
745,000	Term Loan, Maturing August 20, 2010	752,450
600,000	Term Loan, Maturing August 20, 2010	606,000
		$15,322,832

Funeral Service — 0.1%
	Alderwoods Group
574,496	Term Loan, Maturing August 19, 2010	581,408
		$581,408

Health Care - Equipment & Supplies — 1.1%
	Hanger Orthopedic Group, Inc.
2,500,000	Term Loan, Maturing September 30, 2009	2,503,125
	Leiner Health Products, Inc.
2,000,000	Term Loan, Maturing May 27, 2011	2,025,000
	Sola International, Inc.
2,962,500	Term Loan, Maturing December 11, 2009	3,003,234
		$7,531,359

Health Care - Providers & Services — 2.5%
	Accredo Health, Inc.
2,300,000	Term Loan, Maturing April 30, 2011	2,314,375
	DaVita, Inc.
4,973,750	Term Loan, Maturing March 31, 2009	5,023,931
	Express Scripts, Inc.
3,000,000	Term Loan, Maturing February 13, 2010	3,029,376

	Fresenius Medical Care Holdings, Inc.
1,496,250	Term Loan, Maturing February 21, 2010	1,508,718
	Iasis Healthcare, LLC
4,000,000	Term Loan, Maturing June 16, 2011	4,054,376
	Medcath Holdings Corp.
1,565,000	Term Loan, Maturing July 2, 2011	1,587,497
		$17,518,273

Hotels — 0.9%
	Boca Resorts, Inc.
2,200,000	Term Loan, Maturing July 22, 2009	2,200,000
	Wyndham International, Inc.
1,861,771	Term Loan, Maturing December 31, 2004	1,824,149
2,328,197	Term Loan, Maturing June 30, 2006	2,281,149
		$6,305,298

Household Furnishing & Appliances — 1.2%
	Home Interiors & Gifts, Inc.
3,000,000	Term Loan, Maturing March 31, 2011	2,775,000
	Sealy Mattress Co.
1,963,303	Term Loan, Maturing April 6, 2012	1,985,798
	Simmons Co.
3,917,038	Term Loan, Maturing December 19, 2011	3,953,149
		$8,713,947

Household Products — 0.5%
	United Industries Corp.
1,200,000	Term Loan, Maturing April 29, 2011	1,215,750
2,500,000	Term Loan, Maturing October 31, 2011	2,542,187
		$3,757,937

Insurance — 1.8%
	Conseco, Inc.
12,500,000	Term Loan, Maturing June 22, 2010	12,690,100
		$12,690,100

Leisure Equipment & Products — 0.6%
	Bombardier Recreational Products, Inc.
2,933,000	Term Loan, Maturing December 18, 2010	2,979,746

1,257,000	Term Loan, Maturing December 18, 2010	1,277,034
		$4,256,780
Machinery — 0.1%
	Bucyrus International, Inc.
750,000	Term Loan, Maturing July 28, 2010	757,031
		$757,031

Manufacturing — 2.6%
	Dresser, Inc.
570,732	Term Loan, Maturing March 31, 2007	579,382
	Enersys Holdings, Inc.
1,000,000	Term Loan, Maturing March 17, 2011	1,012,500
	Harbor Freight Tools USA, Inc.
3,500,000	Term Loan, Maturing July 15, 2010	3,519,687
	IPG (US), Inc.
800,000	Term Loan, Maturing July 28, 2011	809,000
	Mueller Group, Inc.
2,834,862	Term Loan, Maturing April 23, 2011	2,849,037
	Polypore, Inc.
500,000	Term Loan, Maturing November 12, 2011	504,063
	St. Marys Cement, Inc.
3,984,987	Term Loan, Maturing December 4, 2010	4,019,856
	Synthetic Industries, Inc.
4,981,916	Term Loan, Maturing December 30, 2007	4,944,551
		$18,238,076

Miscellaneous — 1.8%
	Coinstar, Inc.
6,075,000	Term Loan, Maturing July 7, 2011	6,177,516
	Laidlaw International, Inc.
6,524,929	Term Loan, Maturing June 19, 2009	6,635,037
		$12,812,553

Office Equipment and Supplies — 0.2%
	Buhrmann US, Inc.
1,478,711	Term Loan, Maturing December 31, 2010	1,498,735
		$1,498,735

Oil & Gas — 1.4%
	Beldon & Blake Corp.
2,520,000	Term Loan, Maturing July 21, 2011	2,543,625
	BPL Acquisition, L.P.
2,000,000	Term Loan, Maturing May 4, 2010	2,025,000
	La Grange Acquisition, L.P.
2,000,000	Term Loan, Maturing January 18, 2008	2,030,000
	Pride Offshore, Inc.
2,630,000	Term Loan, Maturing July 7, 2011	2,663,422
	Williams Production RMT Co.
497,500	Term Loan, Maturing May 30, 2007	505,170
		$9,767,217

Paper and Forest Products — 1.8%
	Appleton Papers, Inc.
3,900,000	Term Loan, Maturing June 11, 2010	3,946,313
	Buckeye Technologies, Inc.
1,000,000	Term Loan, Maturing March 15, 2008	1,013,333
	Koch Cellulose, LLC
1,088,377	Term Loan, Maturing May 7, 2011	1,098,580
4,404,605	Term Loan, Maturing May 7, 2011	4,445,898
	RLC Industries Co.
2,000,000	Term Loan, Maturing February 24, 2010	2,020,000
		$12,524,124

Personal Products — 0.6%
	Prestige Brands, Inc.
1,496,250	Term Loan, Maturing April 7, 2011	1,501,237
2,000,000	Term Loan, Maturing April 7, 2011	2,050,834
	Revlon Consumer Products Corp.
625,000	Term Loan, Maturing July 9, 2010	635,938
		$4,188,009

Publishing & Printing — 3.5%
	CBD Media, LLC
918,367	Term Loan, Maturing December 31, 2009	930,612
	Dex Media East, LLC
4,873,104	Term Loan, Maturing May 8, 2009	4,941,123
	Dex Media West, LLC
4,569,618	Term Loan, Maturing March 9, 2010	4,640,068

	Freedom Communications Holdings, Inc.
3,500,000	Term Loan, Maturing May 18, 2012	3,554,142
	Herald Media, Inc.
1,000,000	Term Loan, Maturing January 22, 2012	1,013,750
	Merrill Communications, LLC
1,550,000	Term Loan, Maturing February 9, 2009	1,565,500
	Morris Publishing Group, LLC
2,950,000	Term Loan, Maturing March 31, 2011	2,985,031
	Newspaper Holdings, Inc.
2,400,000	Term Loan, Maturing August 24, 2011	2,392,800
	R.H. Donnelley, Inc.
985,259	Term Loan, Maturing June 30, 2010	993,880
	Transwestern Publishing Co., LLC
1,995,000	Term Loan, Maturing February 25, 2011	2,009,651
		$25,026,557

Restaurants — 0.9%
	Buffets, Inc.
1,000,000	Term Loan, Maturing June 28, 2009	1,011,250
1,477,881	Term Loan, Maturing June 28, 2009	1,494,507
	CKE Restaurants, Inc.
2,535,357	Term Loan, Maturing July 2, 2008	2,573,388
	Jack in the Box, Inc.
997,494	Term Loan, Maturing January 8, 2011	1,011,209
		$6,090,354

Retail - Food and Drug — 2.0%
	Domino’s, Inc.
1,973,232	Term Loan, Maturing June 25, 2010	2,006,838
	General Nutrition Centers, Inc.
2,985,000	Term Loan, Maturing December 5, 2009	3,019,328
	Giant Eagle, Inc.
4,626,521	Term Loan, Maturing August 6, 2009	4,681,461
	Pathmark Stores, Inc.
1,511,021	Term Loan, Maturing July 15, 2007	1,531,167
	The Jean Coutu Group (PJC), Inc.

3,100,000	Term Loan, Maturing July 30, 2011	3,130,296
		$14,369,090
Retail - Specialty — 1.7%
	FTD, Inc.
1,988,753	Term Loan, Maturing February 28, 2011	2,008,641
	Getty Petroleum Marketing, Inc.
4,500,000	Term Loan, Maturing May 19, 2010	4,574,534
	Oriental Trading Co.
2,348,459	Term Loan, Maturing August 4, 2010	2,381,730
	Savers, Inc.
875,000	Term Loan, Maturing August 4, 2009	880,469
1,500,000	Term Loan, Maturing August 4, 2010	1,512,188
	Travelcenters of America, Inc.
500,000	Term Loan, Maturing November 30, 2008	506,667
		$11,864,229

Road & Rail — 0.4%
	NFIL Holdings Corp.
238,095	Term Loan, Maturing February 27, 2010	241,518
729,762	Term Loan, Maturing February 27, 2010	739,568
	RailAmerica, Inc.
209,262	Term Loan, Maturing May 31, 2009	212,375
1,426,233	Term Loan, Maturing May 31, 2009	1,447,448
		$2,640,909

Semiconductor Equipment and Products — 0.2%
	Memec Group, Ltd.
1,500,000	Term Loan, Maturing June 15, 2009	1,490,625
		$1,490,625

Services — 0.1%
	Allied Security Holdings, LLC
880,000	Term Loan, Maturing June 30, 2010	888,800
		$888,800

Telecommunications - Wireless — 5.5%
	American Tower, L.P.
1,500,000	Term Loan, Maturing August 31, 2011	1,522,734

	Cellular South, Inc.
500,000	Term Loan, Maturing May 4, 2011	506,250
	Centennial Cellular Operating Co., LLC
4,987,469	Term Loan, Maturing February 9, 2011	5,005,005
	Dobson Cellular Systems, Inc.
5,972,462	Term Loan, Maturing March 31, 2010	5,970,223
	Nextel Finance Co.
9,000,000	Term Loan, Maturing December 15, 2010	9,057,636
	Nextel Partners Operating Corp.
6,500,000	Term Loan, Maturing May 31, 2011	6,591,813
	SBA Senior Finance, Inc.
2,230,769	Term Loan, Maturing October 31, 2008	2,250,636
	Western Wireless Corp.
8,000,000	Term Loan, Maturing May 28, 2011	8,121,432
		$39,025,729

Telecommunications - Wireline — 2.1%

	Consolidated Communications, Inc.
2,000,000	Term Loan, Maturing April 14, 2012	2,027,500
	NTELOS, Inc.
4,721,709	Term Loan, Maturing July 25, 2008	4,674,491
	Qwest Corp.
8,000,000	Term Loan, Maturing June 30, 2007	8,278,000
		$14,979,991

Theaters — 2.1%
	Cinemark, Inc.
1,992,500	Term Loan, Maturing March 31, 2011	2,007,444
	Loews Cineplex Entertainment Corp.
4,325,000	Term Loan, Maturing July 30, 2011	4,362,394
	Regal Cinemas Corp.
8,704,773	Term Loan, Maturing November 10, 2010	8,813,582
		$15,183,420

Transportation — 0.4%
	Horizon Lines, LLC
3,025,000	Term Loan, Maturing July 7, 2011	3,076,676

		$3,076,676
Utility — 3.3%
	Allegheny Energy Supply Company, LLC
2,000,000	Term Loan, Maturing March 8, 2011	2,031,750
1,995,000	Term Loan, Maturing March 8, 2011	2,029,705
	CenterPoint Energy, Inc.
7,486,413	Term Loan, Maturing October 7, 2006	7,522,909
	Coleto Creek WLE, L.P.
1,000,000	Term Loan, Maturing June 30, 2011	1,015,625
670,000	Term Loan, Maturing June 30, 2012	680,888
	Dynegy Holdings, Inc.
6,000,000	Term Loan, Maturing May 28, 2010	6,114,378
	NRG Energy, Inc.
1,483,040	Term Loan, Maturing June 23, 2010	1,533,093
2,664,419	Term Loan, Maturing June 23, 2010	2,755,009
		$23,683,357

Total Senior, Floating Rate Interests (identified cost $545,496,693)		$544,187,241

Corporate Bonds & Notes — 10.5%

Principal Amount (000’s omitted)	Security	Value

Aerospace and Defense — 0.2%
	Argo Tech Corp., Sr. Notes
500	9.25%, 6/1/11 (2)	530,000
	Sequa Corp.
500	8.875%, 4/1/08	541,250
	Standard Aero Holdings, Inc., Sr. Sub. Notes
100	8.25%, 9/1/14 (2)	103,250
		$1,174,500

Apparel — 0.1%
	J Crew Operating Corp., Sr. Sub. Notes
110	10.375%, 10/15/07	112,750
	Levi Strauss & Co.
530	7.00%, 11/1/06	524,700
		$637,450

Auto Components — 0.2%
	Collins and Aikman Prodcts Co., Sr. Sub. Notes
70	12.875%, 8/24/12 (2)	70,175
	Keystone Automotive Operations, Inc., Sr. Sub. Notes
500	9.75%, 11/1/13	541,250
	Metaldyne Corp., Sr. Notes
500	10.00%, 11/1/13	496,250
		$1,107,675

Banks and Money Services — 0.1%
	Refco Finance Holdings LLC, Sr. Sub. Notes
770	9.00%, 8/1/12 (2)	800,800
		$800,800

Broadcast Media — 0.2%
	CCO Holdings LLC / CCO Capital Corp., Senior Notes
1,000	8.75%, 11/15/13	990,000
	Insight Communications, Sr. Disc. Notes
20	12.25%, 2/15/11	18,050
	Rainbow National Services LLC, Sr. Notes
115	8.75%, 9/1/12 (2)	118,737
	Rainbow National Services LLC, Sr. Sub. Notes
255	10.375%, 9/1/14 (2)	265,200
		$1,391,987

Cable Television — 0.1%
	Cablevision Systems Corp., Sr. Notes
70	8.00%, 4/15/12 (2)	72,100
	Kabel Deutschland GMBH
870	10.625%, 7/1/14 (2)	896,100
		$968,200

Casinos and Gaming — 0.3%
	Inn of the Mountain Gods, Sr. Notes
1,000	12.00%, 11/15/10	1,135,000
	Majestic Star Casino LLC
500	9.50%, 10/15/10	513,750

	Waterford Gaming LLC, Sr. Notes
423	8.625%, 9/15/12 (2)	452,610
		$2,101,360

Chemicals — 1.0%
	BCP Caylux Holdings, Sr. Sub. Notes
815	9.625%, 6/15/14 (2)	879,182
	Borden U.S. Finance/Nova Scotia Finance, Sr. Note
1,115	9.00%, 7/15/14 (2)	1,154,025
	Innophos, Inc., Sr. Sub. Notes
1,070	8.875%, 8/15/14 (2)	1,118,150
	Lyondell Chemical Co.
1,005	9.50%, 12/15/08	1,079,119
	OM Group, Inc.
1,010	9.25%, 12/15/11	1,045,350
	Polyone Corp.
750	10.625%, 5/15/10	819,375
	Rhodia SA, Sr. Notes
780	10.25%, 6/1/10	799,500
	Rockwood Specialties Group, Sr. Sub. Notes
450	10.625%, 5/15/11	492,750
		$7,387,451

Coal — 0.0%
	Alpha Natural Resources, Sr. Notes
90	10.00%, 6/1/12 (2)	99,000
		$99,000

Commercial Services — 0.6%
	Advanstar Communications, Inc.
1,000	10.75%, 8/15/10	1,107,500
	Affinity Group, Inc., Sr. Sub. Notes
500	9.00%, 2/15/12	525,000
	Amerco, Inc.
1,000	9.00%, 3/15/09	1,045,000
	Norcross Safety Products LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B
1,000	9.875%, 8/15/11	1,100,000

	United Rentals North America, Inc., Sr. Sub. Notes
145	7.00%, 2/15/14	129,050
	Waste Services, Inc., Sr. Sub. Notes
635	9.50%, 4/15/14 (2)	565,150
		$4,471,700

Communications Services — 0.2%
	US Oncology, Inc., Sr. Notes
390	9.00%, 8/15/12 (2)	410,475
	US Oncology, Inc., Sr. Sub. Notes
700	10.75%, 8/15/14 (2)	740,250
		$1,150,725

Computer Software & Services — 0.2%
	UGS Corp., Sr. Sub. Notes
1,055	10.00%, 6/1/12 (2)	1,155,225
		$1,155,225

Construction Materials — 0.1%
	Collins & Aikman Floor Cover
400	9.75%, 2/15/10	412,000
	Ply Gem Industries, Inc., Sr. Sub. Notes
115	9.00%, 2/15/12 (2)	116,150
	THL Buildco (Nortek, Inc.), Sr. Sub. Notes
210	8.50%, 9/1/14 (2)	219,975
		$748,125

Consumer Products — 0.2%
	Amscan Holdings, Inc., Sr. Sub. Notes
1,030	8.75%, 5/1/14 (2)	1,031,287
	Fedders North America, Inc., Sr. Notes
15	9.875%, 3/1/14	12,075
	Samsonite Corp., Sr. Sub. Notes
500	8.875%, 6/1/11 (2)	517,500
		$1,560,862
Containers and Packaging - Paper — 0.2%
	Intertape Polymer US, Inc., Sr. Sub. Notes

950	8.50%, 8/1/14 (2)	959,500
	Solo Cup Co., Sr. Sub. Notes
120	8.50%, 2/15/14	117,000
		$1,076,500

Containers and Packaging - Plastics — 0.2%
	Plastipak Holdings, Inc.
500	10.75%, 9/1/11	542,500
	Pliant Corp.
750	11.125%, 9/1/09	808,125
		$1,350,625

Engineering — 0.0%
	Shaw Group, Inc., Sr. Notes
45	10.75%, 3/15/10	45,394
		$45,394

Entertainment — 0.2%
	LCE Acquisition Corp., Sr. Sub. Notes
790	9.00%, 8/1/14 (2)	805,800
	Marquee Holdings, Inc., Sr. Disc. Notes
385	0.00%, 8/15/14 (2)	227,631
	Marquee, Inc., Sr. Notes
215	8.625%, 8/15/12 (2)	225,750
		$1,259,181

Financials — 0.6%
	Paxson Communications Corp.
4,500	4.35%, 1/15/10 (2)	4,500,000
		$4,500,000

Food, Beverages and Tobacco — 0.1%
	WH Holdings Ltd. and WH Capital Corp., Sr. Notes
500	9.50%, 4/1/11	537,500
		$537,500

Funeral Service — 0.0%
	Alderwoods Group, Inc., Sr. Notes
70	7.75%, 9/15/12 (2)	73,150
		$73,150

Health Care - Equipment & Supplies — 0.1%
	Inverness Medical Innovations, Inc., Sr. Sub. Notes
530	8.75%, 2/15/12 (2)	511,450
	Medical Device Manufacturing, Inc., Sr. Sub. Notes
230	10.00%, 7/15/12 (2)	243,800
		$755,250

Health Care - Providers & Services — 0.2%
	Healthsouth Corp.
50	7.625%, 6/1/12	48,125
	Healthsouth Corp., Sr. Notes
1,050	8.375%, 10/1/11	1,034,250
	Tenet Healthcare Corp., Sr. Notes
490	9.875%, 7/1/14 (2)	513,275
		$1,595,650

Investment Services — 0.1%
	First CLO, Ltd., Sr. Sub. Notes
1,000	Variable Rate, 3.96%, 7/27/16 (2)	1,000,000
		$1,000,000

Machinery — 0.1%
	Blount Inc.
45	8.875%, 8/1/12	47,250
	Thermadyne Holdings Corp., Sr. Sub. Notes
750	9.25%, 2/1/14	738,750
		$786,000

Manufacturing — 0.5%
	Amsted Industries, Inc., Sr. Notes
1,000	10.25%, 10/15/11 (2)	1,085,000
	MAAX Corp., Sr. Sub. Notes
750	9.75%, 6/15/12 (2)	795,000
	Mueller Group, Inc., Sr. Sub. Notes
600	10.00%, 5/1/12 (2)	649,500
	Oxford Industries, Inc., Sr. Notes
1,000	8.875%, 6/1/11 (2)	1,075,000
		$3,604,500

Miscellaneous — 2.8%
	Dow Jones CDX HY
20,000	8.00%, 12/29/09 (2)	19,762,500
		$19,762,500

Oil & Gas — 0.1%
	Belden & Blake Corp., Sr. Notes
45	8.75%, 7/15/12 (2)	47,137
	Transmontaigne, Inc., Sr. Sub. Notes
515	9.125%, 6/1/10	574,225
		$621,362

Paper and Forest Products — 0.2%
	Caraustar Industries, Inc., Sr. Sub. Notes
855	9.875%, 4/1/11	908,438
	Newark Group, Inc., Sr. Sub. Notes
500	9.75%, 3/15/14 (2)	487,500
		$1,395,938

Publishing and Printing — 0.1%
	Houghton Mifflin Co., Sr. Sub. Notes
500	9.875%, 2/1/13	524,375
		$524,375

Retail - Food and Drug — 0.1%
	Jean Coutu Group, Inc., Sr. Sub. Notes
815	8.50%, 8/1/14 (2)	825,188
		$825,188

Retail - Specialty — 0.1%
	Petro Stopping Centers LP/Petro Financial Corp., Sr. Notes
500	9.00%, 2/15/12	522,500
		$522,500

Semiconductor Equipment and Products — 0.0%
	Amkor Technologies, Inc.
315	5.75%, 6/1/06	293,344
	Freescale Semiconductor, Sr. Notes
35	6.875%, 7/15/11 (2)	35,831
		$329,175

Services — 0.0%
	Allied Security Escrow, Sr. Sub. Notes
45	11.375%, 7/15/11 (2)	47,700
		$47,700
Telecommunications - Wireless — 0.6%
	Alamosa Delaware, Inc.
15	0.00%, 7/31/09	15,000
35	11.00%, 7/31/10	38,500
1,045	8.50%, 1/31/12	1,045,000
	Centennial Cellular Operating Co./Centennial Communications Corp., Sr. Notes
500	10.125%, 6/15/13	516,250
	Inmarsat Finance PLC
145	7.625%, 6/30/12 (2)	142,825
	PanAmSat Corp.
170	9.00%, 8/15/14 (2)	178,075
	Rural Cellular Corp.
1,000	5.61%, 3/15/10 (2)	1,020,000
	UbiquiTel Operating Co., Sr. Notes
1,075	9.875%, 3/1/11	1,107,250
	Western Wireless Corp., Sr. Notes
30	9.25%, 7/15/13	30,975
		$4,093,875

Telecommunications - Wireline — 0.2%
	Qwest Capital Funding, Inc.
70	7.75%, 8/15/06	70,350
	Qwest Services Corp.
1,000	13.00%, 12/15/07 (2)	1,137,500
170	14.00%, 12/15/14 (2)	202,725
		$1,410,575

Transportation — 0.3%
	Horizon Lines, LLC
1,150	9.00%, 11/1/12 (2)	1,213,250
	OMI Corp., Sr. Notes
65	7.625%, 12/1/13	65,650
	Quality Distribution LLC/QD Capital Corp.

750	9.00%, 11/15/10 (2)	698,438
		$1,977,338
Utility — 0.2%
	NRG Energy, Inc., Sr. Notes
1,250	8.00%, 12/15/13 (2)	1,318,750
		$1,318,750

Total Corporate Bonds & Notes (identified cost $73,645,435)		$74,168,086

Commercial Paper — 6.8%

Principal Amount (000’s omitted)	Security	Value
	CRC Funding, LLC
14,000	1.50%, 9/1/04	14,000,000
	Kitty Hawk Funding Corp.
10,000	1.52%, 9/22/04	9,991,133
	Receivables Capital Corp., LLC
10,000	1.53%, 9/20/04	9,991,925
	Yorktown Capital, LLC
14,000	1.52%, 9/2/04	13,999,409
		$47,982,467
Total Commercial Paper (identified cost $47,982,467)		$47,982,467

Short-Term Investments — 3.0%

Principal Amount	Maturity Date	Borrower	Rate	Amount
21,492,000	09/01/04	Investors Bank and Trust Time Deposit	1.58%	21,492,000

Total Short-Term Investments (at amortized cost)				$21,492,000

Total Investments — 97.0% (identified cost $688,616,595)				$687,829,794

Other Assets, Less Liabilities — 3.0%	$21,539,478

Net Assets— 100.0%	$709,369,272

Note: The Trust has made commitments to fund specified amounts under certain existing credit arrangments. Pursuant to the terms of these arrangements, the Trust had unfunded loan commitments of $2,152,221 as of August 31, 2004.

(1)                                  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years.

(2)                                  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the aggregate value of the securities is $51,097,616 or 7.2% of the Trust’s net assets.

The Trust did not have any open financial instruments at August 31, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$688,631,188

Gross unrealized appreciation	$1,563,365

Gross unrealized depreciation	(2,364,759)

Net unrealized depreciation	$(801,394)

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President and Principal Executive Officer

Date:	October 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President and Principal Executive Officer

Date:	October 22, 2004

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	October 22, 2004